G2 Information Regarding Members of the Board of Directors and Group Management	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Board Of Directors And Group Management [Abstract]
G2 Information regarding members of the Board of Directors and Group management
G2	Information regarding members of the Board of Directors and Group management

Remuneration to the Board of Directors

Remuneration to members of the Board of Directors
SEK	Board fees	Number of synthetic shares/portion of Board fee	Value at grant date of synthetic shares allocated in 2020	Number of previously allocated synthetic shares outstanding	Net change in value of synthetic shares 1)	Committee fees	Total fees paid in cash 2)	Total remuneration 2020
			A		B		C	(A+B+C)
Board member
Ronnie Leten	4,075,000	24,625/50%	2,404,385	52,525	543,924	375,000	2,412,500	5,360,809
Helena Stjernholm	1,020,000	6,163/50%	601,755	32,672	254,900	175,000	685,000	1,541,655
Jacob Wallenberg	1,020,000	9,245/75%	902,682	39,765	295,558	175,000	430,000	1,628,240
Jon Fredrik Baksaas	1,020,000	6,163/50%	601,755	32,370	(6,009)	200,000	710,000	1,305,746
Jan Carlson	1,020,000	9,245/75%	902,682	32,370	39,913	425,000	680,000	1,622,595
Nora Denzel	1,020,000	3,081/25%	300,829	10,788	65,016	175,000	940,000	1,305,845
Börje Ekholm	—	—	—	8,319	326,399	—	—	326,399
Eric A. Elzvik	1,020,000	3,081/25%	300,829	10,788	13,298	400,000	1,165,000	1,479,127
Kurt Jofs	1,020,000	—	—	19,378	65,602	600,000	1,620,000	1,685,602
Kristin S. Rinne	1,020,000	3,081/25%	300,829	22,514	111,003	200,000	965,000	1,376,832

Employee Representatives
Torbjörn Nyman	19,500	—	—	—	—	10,500	30,000	30,000
Kjell-Åke Soting	19,500	—	—	—	—	10,500	30,000	30,000
Roger Svensson	19,500	—	—	—	—	10,500	30,000	30,000
Per Holmberg (deputy)	19,500	—	—	—	—	—	19,500	19,500
Anders Ripa (deputy)	19,500	—	—	—	—	—	19,500	19,500
Loredana Roslund (deputy)	19,500	—	—	—	—	—	19,500	19,500
Total	12,352,000	64,684	6,315,746	261,489	1,709,604	2,756,500	9,756,000	17,781,350	3)

1)	The difference in value as of the time for payment, compared to December 31, 2019, for synthetic shares allocated in 2015 (for which payment was made in 2020).

The difference in value as of December 31, 2020 compared to December 31, 2019, for synthetic shares allocated in 2016, 2017, 2018 and 2019. Calculated on a share price of SEK 97.64.

The difference in value as of December 31, 2020, compared to grant date for synthetic shares allocated in 2020.

The value of synthetic shares allocated in 2016, 2017, 2018 and 2019 includes respectively SEK 1.00, SEK 1.00, SEK 1.00 and SEK 1.50 per share in compensation for dividends resolved by the Annual General Meetings 2017, 2018, 2019 and 2020 and the value of the synthetic shares allocated in 2015 includes dividend compensation for dividends resolved in 2016, 2017, 2018 and 2019.

2)	Committee fee and cash portion of the Board fee.
3)	Excluding social security charges in the amount of SEK 3,740,020.

Comments to the table

–	The Chair of the Board was entitled to a Board fee of SEK 4,075,000 and a fee of SEK 200,000 as Chair of the Finance Committee and a fee of SEK 175,000 as member of the Remuneration Committee.
–

The other Directors elected by the Annual General Meeting were entitled to a fee of SEK 1,020,000 each. In addition, the Chair of the Audit and Compliance Committee was entitled to a fee of SEK 400,000 and the other non-employee members of the Audit and Compliance Committee were entitled to a fee of SEK 250,000 each. The Chairs of the Finance, Remuneration and Technology and Science Committees were entitled to a fee of SEK 200,000 each and the other non-employee members of these Committees were entitled to a fee of SEK 175,000 each.

–

Members of the Board, who are not employees of the Company, have not received any remuneration other than the fees and synthetic shares as above. None of the Directors have entered into a service contract with the Parent Company or any of its subsidiaries, providing for termination benefits.

–

Members and deputy members of the Board who are Ericsson employees received no remuneration or benefits other than their entitlements as employees and a fee to the employee representatives and their deputies of SEK 1,500 per attended Board meeting and Committee meeting.

–

The Annual General Meeting 2020 resolved that non-employee Directors may choose to receive the Board fee (i.e., exclusive of Committee fee) as follows: i) 25% of the Board fee in cash and 75% in the form of synthetic shares, with a value corresponding to 75% of the Board fee at the time of allocation, ii) 50% in cash and 50% in the form of synthetic shares, or iii) 75% in cash and 25% in the form of synthetic shares. Directors may also choose not to participate in the synthetic share program and receive 100% of the Board fee in cash. Committee fees are always paid in cash.

The number of synthetic shares allocated is based on a volume-weighted average of the market price of Ericsson Class B shares on Nasdaq Stockholm during the five trading days immediately following the publication of Ericsson’s interim report for the first quarter 2020; SEK 82,74. The number of synthetic shares is rounded down to the nearest whole number of shares. The synthetic shares are vested during the Directors’ term of office and the right to receive payment with regard to the allocated synthetic shares occurs after the publication of the Company’s year-end financial statement during the fifth year following the Annual General Meeting which resolved on the synthetic share program, i.e., in 2025. The amount payable shall be determined based on the volume-weighted average price for shares of Class B during the five trading days immediately following the publication of the year-end financial statement.

Synthetic shares were allocated to members of the Board for the first time in 2008 and have been allocated annually since then on equal terms and conditions. Payment based on synthetic shares allocated in 2015 occurred in 2020. The amounts paid in 2020 under the synthetic share programs were determined based on the volume-weighted average price for shares of Class B on Nasdaq Stockholm during the five trading days immediately following the publication of the year-end financial statements for 2019: SEK 77.96 and totalled SEK 1,540,373 excluding social security charges. The payments made do not constitute a cost for the Company in 2020. The Company’s costs for the synthetic shares have been disclosed each year and the net change in value of the synthetic shares for which payment was made in 2020, is disclosed in the table above “Remuneration to members of the Board of Directors”. The value of all outstanding synthetic shares fluctuates in line with the market value of Ericsson’s Class B share and may differ from year to year compared to the original value on their respective grant dates. The change in value of the outstanding synthetic shares is established each year and affects the total recognized costs that year. As of December 31, 2020, the total outstanding number of synthetic shares under the programs is 326,173 and the total accounted debt is SEK 32,635,067.

Note G2, cont’d.

Remuneration to the Group management

The Company’s costs for remuneration to the Group management are the costs recognized in the income statement during the fiscal year. These costs are disclosed under Remuneration costs.

Costs recognized during a fiscal year in the income statement are not fully paid by the Company at the end of the fiscal year. The unpaid amounts that the Company has in relation to the Group management are disclosed under Outstanding balances.

Remuneration costs

The total remuneration to the President and CEO and to other members of the Group management, consisting of the Executive Team (ET), includes fixed salary, short- and long-term variable compensation, pension and other benefits. These remuneration elements are based on the guidelines for remuneration to Group management (the Guidelines) as approved by the Annual General Meeting (AGM) of shareholders held in 2020.

Remuneration costs for the President and CEO and other members of Executive Team (ET)
SEK	President and CEO 2020	President and CEO 2019	Other members of ET 2020	Other members of ET 2019	Total 2020	Total 2019
Salary 1)	17,727,726	16,299,080	98,063,266	86,342,359	115,790,992	102,641,439
Termination beneﬁts	—	—	—	—	—	—
Annual variable remuneration provision earned for the year	—	—	37,992,529	28,289,319	37,992,529	28,289,319
Long-term variable compensation provision 2)	41,110,656	31,491,325	41,237,506	31,149,752	82,348,162	62,641,077
Pension costs 3)	9,113,376	8,284,891	39,685,920	33,389,234	48,799,296	41,674,125
Other beneﬁts	770,276	600,572	17,064,089	21,765,983	17,834,365	22,366,555
Social charges and taxes	21,592,463	17,807,558	52,496,382	43,244,590	74,088,845	61,052,148
Total	90,314,497	74,483,426	286,539,692	244,181,237	376,854,189	318,664,663

1)	Includes compensation for unused vacation days.
2)	Includes pro-rated long-term variable compensation provisions for other members of ET for the individuals who left ET during the year.
3)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.

Comments to the table

–

Fredrik Jejdling was appointed Executive Vice President by the Board of Directors effective November 7, 2017. He did not substitute the President and CEO as the deputy to the President and CEO in 2020. Information regarding Fredrik Jejdling is included in the group “Other members of ET.” The details of Fredrik Jejdling’s remuneration in 2020 can be found in the Remuneration report 2020.

–

Arun Bansal was appointed as Executive Vice President by the Board of Directors effective June 10, 2020. He did not substitute the President and CEO as the deputy to the President and CEO in 2020. Information regarding Arun Bansal is included in the group “Other members of ET”. The details of Arun Bansal’s remuneration in 2020 corresponding to the period after he was appointed as Executive Vice President can be found in the Remuneration report 2020.

–

The group “Other members of ET 2020” comprises of the following persons: MajBritt Arfert, Arun Bansal, Xavier Dedullen, Erik Ekudden, Niklas Heuveldop, Chris Houghton, Fredrik Jejdling, Jan Karlsson, Peter Laurin, Stella Medlicott, Carl Mellander, Nunzio Mirtillo, Fadi Pharaon and Åsa Tamsons.

–

The group “Other members of ET 2019” comprises of the following persons: MajBritt Arfert, Arun Bansal, Xavier Dedullen, Erik Ekudden, Niklas Heuveldop, Chris Houghton, Fredrik Jejdling, Jan Karlsson, Peter Laurin, Carl Mellander, Nunzio Mirtillo, and Åsa Tamsons. In addition, Stella Medlicott joined ET on June 10, 2019 and Fadi Pharaon joined ET on September 1, 2019, Helena Norrman (left ET effective June 10, 2019 and Ericsson June 30, 2019 by resignation) and Rafiah Ibrahim (left ET effective August 31, 2019).

–	The salary stated in the table for the President and CEO and other members of the ET includes vacation pay paid during 2020 as well as other contracted compensation expenses in 2020.
–	“Long-term variable compensation provision” refers to the compensation costs for all outstanding share-based plans for full year 2020.

Outstanding balances

The Company has recognized the following liabilities relating to unpaid remunerations in the Balance sheet:

–

Ericsson’s commitments for defined benefit based pensions as of December 31, 2020, for other members of ET under IAS 19 amounted SEK 45.6 (44.6) million of which SEK 32.0 (32.6) million refers to the ITP and early retirement, and the remaining SEK 13.6 (11.9) million to disability and survivors’ pensions. The President and CEO does not have a Swedish defined benefit based pension plan, hence, Ericsson bears no commitment.

–	For previous Presidents and CEOs, the Company has made provisions for defined benefit pension plans in connection with their active service periods within the Company.